Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Dreyfus High Yield Fund | Class A
Risk/Return:
Trading Symbol	DPLTX
Dreyfus High Yield Fund | Class C
Risk/Return:
Trading Symbol	PTHIX
Dreyfus High Yield Fund | Class I
Risk/Return:
Trading Symbol	DLHRX